CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (FY) (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Series B redeemable convertible preferred stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs		$ 0
Issuance of redeemable convertible preferred stock, tranche liability		$ 10
Series C redeemable convertible preferred stock
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of redeemable convertible preferred stock, net of issuance costs	$ 3